Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000135469
Shareholder Report [Line Items]
Fund Name	Altegris/AACA Opportunistic Real Estate Fund
Class Name	Class A
Trading Symbol	RAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	2.98%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	2.98%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Altegris/AACA Opportunistic Real Estate Fund
Without Load	- 0.63%	4.92%	0.82%	5.20%
With Load	- 6.33%	- 1.10%	- 0.37%	4.57%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Dow Jones U.S. Real Estate Total Return Index	- 2.88%	4.79%	3.04%	5.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 135,571,479	$ 135,571,479
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 941,769
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$135,571,479 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$941,769 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Money Market Funds	2.0%
Preferred Stocks	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	14.6%
American Tower Corporation	7.4%
Equinix, Inc.	6.9%
Simon Property Group, Inc.	6.1%
Innovative Industrial Properties, Inc.	5.9%
IQHQ Private Investment, Inc.	5.7%
New Fortress Energy, Inc.	5.0%
NewLake Capital Partners, Inc.	5.0%
Digital Realty Trust, Inc.	4.6%
DigitalBridge Group, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents
C000135470
Shareholder Report [Line Items]
Fund Name	Altegris/AACA Opportunistic Real Estate Fund
Class Name	Class C
Trading Symbol	RAACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	3.73%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	3.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (December 1, 2020)
Altegris/AACA Opportunistic Real Estate Fund	- 0.97%	4.17%	- 7.88%
S&P 500® Index	15.29%	24.56%	13.55%
Dow Jones U.S. Real Estate Total Return Index	- 2.88%	4.79%	3.97%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 135,571,479	$ 135,571,479
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 941,769
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$135,571,479 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$941,769 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Money Market Funds	2.0%
Preferred Stocks	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	14.6%
American Tower Corporation	7.4%
Equinix, Inc.	6.9%
Simon Property Group, Inc.	6.1%
Innovative Industrial Properties, Inc.	5.9%
IQHQ Private Investment, Inc.	5.7%
New Fortress Energy, Inc.	5.0%
NewLake Capital Partners, Inc.	5.0%
Digital Realty Trust, Inc.	4.6%
DigitalBridge Group, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents
C000135471
Shareholder Report [Line Items]
Fund Name	Altegris/AACA Opportunistic Real Estate Fund
Class Name	Class I
Trading Symbol	RAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$137	2.73%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Altegris/AACA Opportunistic Real Estate Fund	- 0.55%	5.19%	1.07%	5.45%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Dow Jones U.S. Real Estate Total Return Index	- 2.88%	4.79%	3.04%	5.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 135,571,479	$ 135,571,479
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 941,769
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$135,571,479 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$941,769 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Money Market Funds	2.0%
Preferred Stocks	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FTAI Infrastructure, Inc.	14.6%
American Tower Corporation	7.4%
Equinix, Inc.	6.9%
Simon Property Group, Inc.	6.1%
Innovative Industrial Properties, Inc.	5.9%
IQHQ Private Investment, Inc.	5.7%
New Fortress Energy, Inc.	5.0%
NewLake Capital Partners, Inc.	5.0%
Digital Realty Trust, Inc.	4.6%
DigitalBridge Group, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents